Document and Entity Information	Sep. 20, 2019
Cover [Abstract]
Entity Incorporation, State or Country Code	Y9
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001644675
Document Type	8-K
Document Period End Date	Sep. 20, 2019
Entity Registrant Name	MIMECAST LIMITED
Entity File Number	001-37637
Entity Address, Address Line One	CityPoint, One Ropemaker Street, Moorgate
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2Y 9AW
Entity Address, Country	GB
City Area Code	781
Local Phone Number	996-5340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.012 per share
Trading Symbol	MIME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false